Legal Proceedings	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

NOTE 12 – LEGAL PROCEEDINGS

On March 8, 2012, Pacific Gold Corp. (the “Company”) received a complaint that was filed in the United States District Court in Newark New Jersey, Case number 2:12-cv-01285-ES-CLW entitled Black Mountain Equities Inc. v. Pacific Gold Corp. The claimant seeks monetary damages of $445,090.90 based on an assertion that the exercise price of a warrant, issued on February 27, 2007, that it holds, and that the claimant purchased just prior to the warrants expiration, was not properly adjusted and that the Company's refusal to issue the shares underlying the warrant on exercise of the warrant at the asserted adjusted price. The Company has denied all allegations; has denied that the price adjustment provision of the Warrant, as asserted by the plaintiff, was triggered; and intends vigorously to defend against the claims asserted in the action. The Company has also asserted counterclaims against Black Mountain Equities, YA Global Investments and its investment manager, Yorkville Advisors, LLC, seeking a declaratory judgment that the Warrant was not exercisable; seeking the Company's attorneys’ fees and costs in the litigation; and asserting claims against YA Global and Yorkville Advisors relating to YA Global's (Cornell Capital's) claimed bad faith exercise of its conversion rights under the February 27, 2007 Secured Convertible Debenture. During the third quarter of 2012 discovery requests began. Black Mountain Equities filed for injunctive relief in May 2012 and the injunction arguments were heard in October 2012. The plaintiff’s injunction was denied. In early 2013 the plaintiff, Black Mountain Equities filed a motion to withdraw its claims with prejudice. The Company is still pursuing its counterclaims against the plaintiffs.

A subsidiary of the Company, Nevada Rae Gold, Inc., has an outstanding tax obligation to the Internal Revenue Service. The IRS has asserted that approximately $212,000 is owed at this time. The IRS has filed a general lien on all the properties of Nevada Rae, and is taking steps to enforce the liens and collect the funds owed. The enforcement actions will include seeking and taking any funds that are in the company’s bank accounts, causing any persons owing funds to Nevada Rea to direct the funds to the IRS, and taking possession of assets of Nevada Rae and selling them. These actions will be disruptive to the operations of the Company and the subsidiary and may impair the ability of Nevada Rae to operate. In that event, Nevada Rae will be unable to generate any revenues and the financial position of the Company will be severely impaired and the Company may have to curtail its subsidiary’s operations or put the subsidiary into receivership.